13F-HR
 1
 Bill@baxterinvestment.com
 NONE
 0001096783
 fmd*ekv8
 06/30/2005
 13F-HR


Submitted To:

United States
Securities and Exchange Commission
Washington, D.C.   20549

FORM 13F

FORM 13F COVER PAGE
Report for Calendar Year or Quarter Ended: June 30, 2005
Check Here if Amendment ()
This Amendment (Check only one):() is a restatement
                                (X) adds new holding entries

Institutional Investment Manager Filing this Report:

Name:		  Baxter Brothers, Inc.
Address:	  1030 East Putnam Avenue
		  P.O. Box 2200
		  Greenwich, CT  06830

SEC 13F File Number:		028-05169

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete and that is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person signing this report:

Name:  William J. Baxter III
Title: Owner / Portfolio Manager
Phone: 203-637-4559

Signature, Place and Date of Signing:

William J. Baxter III, 1030 East Putnam Avenue
Greenwich, CT 06830, October 10, 2003

Report Type (Check only One):
(X)  13F HOLDING REPORT
()   13F NOTICE
()   13F COMBINATION REPORT

List of other Managers reporting for this Manager:
NONE

Form 13 F Summary Page

Number of Other Included Managers:  0
Form 13F Information Table Entry Table: 64
From 13F Information Table Value Total (USD):  175,306,000.00
List of Other Managers Included: None
Voting Authority: None


                       Title            Value    Shares/   Sh/ Put/Invstmt
Name of Issuer         of class CUSIP  (x$1000)  Prn Amt   Prn CallDscretn

21st Century Ins Gp	COM	90130N103	145	10400	SH		Sole
3m Company		COM	604059105	284	3933	SH		Sole
Abbott Labs		COM	002824100	1438	29343	SH		Sole
Aflac Inc.		COM	001055102	4728	109248	SH		Sole
Altria Group		COM	718154107	1229	19000	SH		Sole
American Express	COM	025816109	8493	159546	SH		Sole
American Int'l Group	COM	026874107	17614	303169	SH		Sole
Anheuser Busch		COM	035229103	3228	70565	SH		Sole
Bank Of Amer		COM	060505104	1227	26909	SH		Sole
Beckman Coulter Inc	COM	075811109	2815	44275	SH		Sole
Berkshire Hathaway	COM	084670991	1586	19	SH		Sole
Berkshire Hathaway B	COM	084670207	13533	4862	SH		Sole
Bp Plc Adr		COM	055622104	473	7580	SH		Sole
Chevron			COM	166764100	349	6238	SH		Sole
Chubb			COM	171232101	310	3620	SH		Sole
Citigroup Inc		COM	172967101	1568	33921	SH		Sole
Coca-Cola		COM	191216100	2650	63472	SH		Sole
Colgate Palmolive	COM	194162103	6969	139635	SH		Sole
Comcast A		COM	200300200	462	15071	SH		Sole
Comcast Corp A		COM	200300200	11426	381490	SH		Sole
Costco Wholesale	COM	22160K105	7514	167991	SH		Sole
Diageo (Guinness)	COM	25243q205	5164	87075	SH		Sole
Disney			COM	254687106	1261	50093	SH		Sole
Emerson Electric	COM	291011104	1019	16270	SH		Sole
Exxon Mobil		COM	302290101	2620	45589	SH		Sole
Fannie Mae		COM	313586109	5281	90426	SH		Sole
Freddie Mac		COM	313400301	1501	23017	SH		Sole
General Electric	COM	369604103	10811	312017	SH		Sole
Gillette		COM	375766102	1687	33317	SH		Sole
Glowpoint		COM	379887102	68	40100	SH		Sole
Golden Eagle Int'l	COM	380961102	2	100000	SH		Sole
H & R Block		COM	093671105	451	7735	SH		Sole
Hartford Fincl Svcs Grp	COM	416515104	226	3026	SH		Sole
Home Depot		COM	437076102	1515	38955	SH		Sole
I.B.M.			COM	459200101	371	4994	SH		Sole
Johnson & Johnson	COM	478160104	2729	41987	SH		Sole
Keycorp Inc		COM	493267108	713	21496	SH		Sole
MarchFirst Inc		COM	566244109	0	83415	SH		Sole
Mercury General Corp	COM	589400100	3510	64380	SH		Sole
Microsoft		COM	594918104	415	16725	SH		Sole
Moody's Corp		COM	615369105	1293	28770	SH		Sole
Nestle Sa Rep Adr	COM	641069406	256	4000	SH		Sole
Pepsico Inc.		COM	713448108	1998	37044	SH		Sole
Pfizer			COM	717081103	9703	351822	SH		Sole
Potlatch Corp		COM	737628107	502	9600	SH		Sole
Procter & Gamble	COM	742718109	1491	28259	SH		Sole
Rayonier Inc		COM	754907103	363	6849	SH		Sole
Royal Dutch Petr.	COM	780257804	830	12789	SH		Sole
Schering-Plough		COM	806605101	237	12442	SH		Sole
Sherwin Williams	COM	824348106	226	4800	SH		Sole
St Joe			COM	790148100	1627	19950	SH		Sole
Sun Life Financial	COM	866796105	485	14399	SH		Sole
Time Warner Inc		COM	887315109	7975	477280	SH		Sole
U.S. Bancorp Del	COM	902973106	3034	103898	SH		Sole
United Technologies	COM	913017109	2560	49848	SH		Sole
Ust Inc Com		COM	902911106	502	11000	SH		Sole
Viacom Inc Cl B		COM			1960	61217	SH		Sole
Walmart			COM	931142103	243	5041	SH		Sole
Washington Post		COM	939640108	1042	1248	SH		Sole
Wells Fargo & Co.	COM	949746101	2248	36505	SH		Sole
Wesco Financial		COM	950817106	1424	3955	SH		Sole
Weyerhaeuser Co		COM	962166104	1998	31391	SH		Sole
Wr Berkley Corp		COM	084423102	5570	156114	SH		Sole
Wyeth/Amer Home		COM	026609107	238	5340	SH		Sole
Morgan Stanley DW Adj 31			258	18900	SH		Sole